Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,058.74
Previously Paid Amount	0
Total Fee Amount	8.43
Net Fee	$ 8.43
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A